Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Transition Report	false
Entity Shell Company Report	false
Entity File Number	001-34077
Entity Registrant Name	SAFE BULKERS, INC.
Entity Incorporation, State or Country Code	1T
Entity Address, Address Line One	Apt. D11
Entity Address, Address Line Two	Les Acanthes
Entity Address, Address Line Three	6, Avenue des Citronniers
Entity Address, Postal Zip Code	MC98000
Entity Address, City or Town	Monaco
Entity Address, Country	MC
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Period Focus	2024
Document Fiscal Period Focus	FY
Entity Central Index Key	0001434754
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	SB
Security Exchange Name	NYSE
Entity Common Stock Shares Outstanding	105,288,996
Preferred Stock
Entity Information [Line Items]
Title of 12(b) Security	Preferred stock purchase rights
Security Exchange Name	NYSE
No Trading Symbol Flag	true
8.00% Series C Cumulative Redeemable Perpetual Preferred
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series C Cumulative Redeemable Perpetual Preferred Shares, par value $0.01 per share, liquidation preference $25.00 per share
Trading Symbol	SB.PR.C
Security Exchange Name	NYSE
Entity Common Stock Shares Outstanding	804,950
8.0% Series D Cumulative Redeemable Perpetual Preferred
Entity Information [Line Items]
Title of 12(b) Security	8.00% Series D Cumulative Redeemable Perpetual Preferred Shares, par value $0.01 per share, liquidation preference $25.00 per share
Trading Symbol	SB.PR.D
Security Exchange Name	NYSE
Entity Common Stock Shares Outstanding	3,195,050
Business Contact
Entity Information [Line Items]
Entity Address, Address Line One	Apt. D11
Entity Address, Address Line Two	Les Acanthes
Entity Address, Address Line Three	6, Avenue des Citronniers
Entity Address, Postal Zip Code	MC98000
Entity Address, City or Town	Monaco
Entity Address, Country	MC
Contact Personnel Name	Dr. Loukas Barmparis
City Area Code	111
Local Phone Number	888 400
Contact Personnel Fax Number	30 2 111 878 500